NET INVESTMENT IN DIRECT FINANCING LEASES	12 Months Ended
Jun. 30, 2017
Receivables [Abstract]
NET INVESTMENT IN DIRECT FINANCING LEASES
NOTE 6 - NET INVESTMENT IN DIRECT FINANCING LEASES

Jinshang Leasing’s leasing operations consist principally of leasing high value equipment under direct financing leases expiring in 1-5 years as of the balance sheets dates. The leases bear effective interest rate of 5% - 10% per annum.

Future minimum lease receipts under non-cancellable direct financing lease arrangements are as follows:

June 30, 2017
Within 1 year	$43,202,345
2 years	27,817,612
3 years	8,349,451
4 years	5,803,700
5 years	1,558,517
Total minimum lease receipts	86,731,625
Less: amount representing interest	(9,140,852)
Present value of minimum lease receivable	$77,590,773

Following is a summary of the components of the Jinshang Leasing’s net investment in direct financing leases at June 30, 2017 and 2016:

	2017	2016
Total minimum lease payments to be received	$86,731,625	$85,836,232
Less: Amounts representing estimated executory costs	-	-
Minimum lease payments receivable	86,731,625	85,836,232
Less: Allowance for uncollectible receivables	(867,316)	(858,362)
Net minimum lease payment receivable	85,864,309	84,977,870
Estimated residual value of leased property		-
Less: unearned income	(9,140,852)	(10,272,223)
Net investment in direct financing leases	$76,723,457	$74,705,647

As of June 30, 2017 and 2016, there were no recorded investment in direct financing leases on nonaccrual status, and no recorded investment in direct financing leases past due 90 days or more and still accruing.

The allowance for uncollectible minimum lease payments receivables in direct financing leases for the years ended June 30, 2017, 2016 and 2015 were as following:

	For the years ended June 30,
	2017	2016	2015

Allowance for uncollectible receivables at the beginning of year	$858,362	$302,401	$1,238,685
Provision for lease payment receivables	27,332	597,444	70,467
Direct write-downs charged against the allowance	-	-	(1,011,999)
Allowance to charge off direct financing lease interest income	-	-	-
Recoveries of amounts previously charged off	-	-	-
Effect of foreign currency translation	(18,378)	(41,483)	5,248
Allowance for uncollectible receivables at the end of year	$867,316	$858,362	$302,401

Individually evaluated for impairment	$-	$-	$-
Collectively evaluated for impairment	867,316	858,362	302,401
Allowance for uncollectible receivables at the end of year	$867,316	$858,362	$302,401

Minimum lease payments receivable
Individually evaluated for impairment	$-	$-	$-
Collectively evaluated for impairment	86,731,625	85,836,232	30,240,137
Ending balance	$86,731,625	$85,836,232	$30,240,137

As of June 30, 2017 and 2016, there was no impaired minimum lease payments receivable that caused the Company to evaluate individually for impairment.

The allowance for credit losses provides coverage for probable and estimable losses in the Company’s investment in direct financing leases. The allowance recorded is based on a quarterly review. The determination of the appropriate amount of any provision is highly dependent on management’s judgment at that time and takes into consideration all known relevant internal and external factors, including levels of nonperforming leases, customers’ financial condition, leased property values and collateral values as well as general economic conditions. When a direct financing lease receivable is determined uncollectible, for example, the customer declares bankruptcy, or the Company reaches agreement of debt restructuring with the customer, the direct financing lease would be written off from the investment in direct financing leases.

Credit Quality of Investment in Direct Financing Lease:

The Company performs a quarterly review on the credit quality of its investments in direct financing leases, by evaluating a variety of factors, including dependence on the counterparties, latest financial position and performance of the customers, actual defaults, estimated future defaults, historical loss experience, leased property values or collateral values, and other economic conditions such as economic trends in the area or country. In cases where heightened risk is detected as a result of factors indicating that a customer is having difficulty repaying the underlying financing, such as a default in making interest payments, material changes to the customer’s business, and deterioration of financial condition and cash flow support, the Company classifies the contracts as “abnormal contracts,” contracts without such heightened risk indicators are classified as “normal contracts”. For those contracts, the Company’s WFOE generally initiates negotiations with the customer about possible improvement or remediation measures, such as an improvement plan for cash flow management, third-party support, extension plans and similar measure, and implement close supervision of the remediation measures adopted.

The risk classification of direct financing lease receivables is as follows:

	June 30, 2017	June 30, 2016

Normal	$86,731,625	$85,836,232
Abnormal	-	-
Total	$86,731,625	$85,836,232